Note 4 - Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 418,400	$ 591,900	$ 968,700
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down			$ 81,277